Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 9,550	$ 10,483	$ 10,916	$ 11,497	$ 12,750	$ 11,265	$ 15,451	$ 13,421	$ 12,959	$ 13,589	$ 15,034
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	10,000	10,907	11,282	11,807	13,008	11,418	15,558	13,429	12,881	13,418	$ 14,749
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	100,000	110,143	115,076	121,627	135,327	119,923	164,981	143,733	139,195	146,386	$ 162,420
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,000	10,978	11,413	12,003	13,292	11,726	16,059	13,931	13,429	14,061	$ 15,530
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class Z
Accumulated Value	10,000	11,016	11,510	12,167	13,542	12,003	16,523	14,404	13,957	14,685	$ 16,306
FTSE EPRA Index - net, Class A
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Index - net1
Accumulated Value	10,000	11,158	11,182	11,813	12,719	10,652	14,226	12,315	11,754	12,288	$ 13,661
FTSE EPRA Index - net, Class C
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Index - net1
Accumulated Value	10,000	11,158	11,182	11,813	12,719	10,652	14,226	12,315	11,754	12,288	$ 13,661
FTSE EPRA Index - net, Class I
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Index - net1
Accumulated Value	100,000	111,582	111,816	118,127	127,195	106,524	142,264	123,148	117,537	122,876	$ 136,614
FTSE EPRA Index - net, Class R
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Index - net1
Accumulated Value	10,000	11,158	11,182	11,813	12,719	10,652	14,226	12,315	11,754	12,288	$ 13,661
FTSE EPRA Index - net, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Index - net1
Accumulated Value	10,000	11,158	11,182	11,813	12,719	10,652	14,226	12,315	11,754	12,288	$ 13,661
MSCI World Index - net, Class A
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,722	11,491	12,765	13,573	13,959	19,409	16,626	19,704	23,683	$ 27,533
MSCI World Index - net, Class C
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,722	11,491	12,765	13,573	13,959	19,409	16,626	19,704	23,683	$ 27,533
MSCI World Index - net, Class I
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	100,000	97,220	114,910	127,651	135,732	139,591	194,094	166,265	197,041	236,828	$ 275,332
MSCI World Index - net, Class R
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,722	11,491	12,765	13,573	13,959	19,409	16,626	19,704	23,683	$ 27,533
MSCI World Index - net, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	$ 10,000	$ 9,722	$ 11,491	$ 12,765	$ 13,573	$ 13,959	$ 19,409	$ 16,626	$ 19,704	$ 23,683	$ 27,533